Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PDP [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues	$ 17,837	$ 15,830	$ 36,588	$ 32,600	$ 168	$ 889
Total expenses	$ 2,082	1,656	$ 4,107	3,438	4,720	3,980
Sierra Parima [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues		792		2,017	1,406	23
Total expenses		$ 877		$ 4,733	$ 1,418	$ 4,167